Consumer Loans, Credit Quality Information And Allowances And Liabilities For Estimated Losses On Consumer Loans	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Consumer Loans, Credit Quality Information And Allowances And Liabilities For Estimated Losses On Consumer Loans [Abstract]
Consumer Loans, Credit Quality Information And Allowances And Liabilities For Estimated Losses On Consumer Loans

4. Consumer Loans, Credit Quality Information on Consumer Loans, Allowance and Liability for Estimated Losses on Consumer Loans and Guarantees of Consumer Loans

Consumer loan fee revenue generated from the Company's consumer loans for the three and nine months ended September 30, 2013 and 2012 was as follows (dollars in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012

Interest and fees on short-term loans	$118,775	$145,857	$385,548	$420,439
Interest and fees on line of credit accounts	50,504	20,077	102,021	45,998
Interest and fees on installment loans	58,284	39,160	152,630	92,219
Total consumer loan revenue	$227,563	$205,094	$640,199	$558,656

Current and Delinquent Consumer Loans

       The Company classifies its consumer loans as either current or delinquent. Short-term loans are considered delinquent when payment of an amount due is not made as of the due date. If a line of credit account or installment loan customer misses one payment, that payment is considered delinquent. If a line of credit account or installment loan customer does not make two consecutive payments, the entire account or loan is classified as delinquent. The Company allows for normal payment processing time before considering a loan delinquent but does not provide for any additional grace period.

       The Company generally does not accrue interest on delinquent consumer loans and does not resume accrual of interest unless a loan is returned to current status. In addition, generally delinquent consumer loans may not be renewed, and if, during its attempt to collect on a delinquent consumer loan, the Company allows additional time for payment through a payment plan or a promise to pay, it is still considered delinquent. All payments received are first applied against accrued but unpaid interest and fees and then against the principal balance of the loan.

Allowance and Liability for Estimated Losses on Consumer Loans

       The Company monitors the performance of its consumer loan portfolio and maintains either an allowance or liability for estimated losses on consumer loans (including fees and interest) at a level estimated to be adequate to absorb credit losses inherent in the portfolio. The allowance for losses on the Company's owned consumer loans reduces the outstanding loan balance in the consolidated balance sheets. The liability for estimated losses related to loans guaranteed by the Company under its credit services organization programs (“CSO programs”), which approximates the fair value of the liability, is included in “Accounts payable and accrued expenses” in the consolidated balance sheets.

       In determining the allowance or liability for estimated losses on consumer loans, the Company applies a documented systematic methodology. In calculating the allowance or liability for loan losses, outstanding loans are divided into discrete groups of short-term loans, line of credit accounts and installment loans and are analyzed as current or delinquent. Increases in either the allowance or the liability, net of charge-offs and recoveries, are recorded as a “Consumer loan loss provision” in the consolidated statements of income.

       The allowance or liability for short-term loans classified as current is based on historical loss rates adjusted for recent default trends in current loans. For delinquent short-term loans, the allowance or liability for estimated losses is based on a six-month rolling average of loss rates by stage of collection. For line of credit accounts and installment loan portfolios, the Company uses a migration analysis to estimate losses inherent in the portfolio. The allowance or liability calculation under the migration analysis is based on historical charge-off experience and the loss emergence period, which represents the average amount of time between the first occurrence of a loss event to the charge-off of a loan. The factors the Company considers to assess the adequacy of the allowance or liability include past due performance, historical behavior of monthly vintages, underwriting changes and recent trends in delinquency in the migration analysis.

       The Company fully reserves and generally charges off consumer loans once the loan or a portion of the loan has been classified as delinquent for 60 consecutive days. If a loan is deemed uncollectible before it is fully reserved, it is charged off at that point. Consumer loans classified as delinquent generally have an age of one to 59 days from the date any portion of the loan became delinquent, as defined above. Recoveries on loans previously charged to the allowance are credited to the allowance when collected.

The components of Company-owned consumer loan portfolio receivables as of September 30, 2013 and 2012 and December 31, 2012 were as follows (dollars in thousands):

	As of September 30, 2013
	Short-term Loans	Line of Credit Accounts	Installment Loans	Total
Current loans	$103,320	$87,554	$155,100	$345,974
Delinquent loans	41,706	12,052	18,505	72,263
Total consumer loans, gross	145,026	99,606	173,605	418,237
Less: allowance for losses	(34,829)	(21,934)	(33,193)	(89,956)
Consumer loans, net	$110,197	$77,672	$140,412	$328,281

	As of September 30, 2012
	Short-term Loans	Line of Credit Accounts	Installment Loans	Total
Current loans	$130,034	$33,724	$98,262	$262,020
Delinquent loans	52,438	4,879	16,734	74,051
Total consumer loans, gross	182,472	38,603	114,996	336,071
Less: allowance for losses	(43,852)	(8,163)	(27,231)	(79,246)
Consumer loans, net	$138,620	$30,440	$87,765	$256,825

	As of December 31, 2012
	Short-term Loans	Line of Credit Accounts	Installment Loans	Total
Current loans	$146,732	$36,603	$117,641	$300,976
Delinquent loans	52,565	6,097	15,483	74,145
Total consumer loans, gross	199,297	42,700	133,124	375,121
Less: allowance for losses	(45,982)	(11,107)	(28,614)	(85,703)
Consumer loans, net	$153,315	$31,593	$104,510	$289,418

Changes in the allowance for losses for the Company-owned loans and the liability for estimated losses on the Company's guarantees of third-party lender-owned loans during the three and nine months ended September 30, 2013 and 2012 were as follows (dollars in thousands):

	Three Months Ended September 30, 2013
	Short-term Loans	Line of Credit Accounts	Installment Loans	Total

Allowance for losses for Company-owned consumer loans:
Balance at beginning of period	$42,068	$10,649	$27,146	$79,863
Consumer loan loss provision	42,032	25,140	32,738	99,910
Charge-offs	(58,862)	(15,414)	(30,762)	(105,038)
Recoveries	9,591	1,559	4,071	15,221
Balance at end of period	$34,829	$21,934	$33,193	$89,956

Liability for third-party lender-owned consumer loans:
Balance at beginning of period	$2,439	$-	608	$3,047
(Decrease) increase in liability	(226)	-	9	(217)
Balance at end of period	$2,213	$-	617	$2,830

	Three Months Ended September 30, 2012
	Short-term Loans	Line of Credit Accounts	Installment Loans	Total

Allowance for losses for Company-owned consumer loans:
Balance at beginning of period	$45,409	$5,243	$19,919	$70,571
Consumer loan loss provision	50,846	9,656	23,155	83,657
Charge-offs	(63,281)	(8,817)	(17,635)	(89,733)
Recoveries	10,878	2,081	1,792	14,751
Balance at end of period	$43,852	$8,163	$27,231	$79,246

Liability for third-party lender-owned consumer loans:
Balance at beginning of period	$2,417	$-	$378	$2,795
Increase in liability	618	-	24	642
Balance at end of period	$3,035	$-	$402	$3,437

		NIne Months Ended September 30, 2013
		Short-term Loans	Line of Credit Accounts	Installment Loans	Total

Allowance for losses for Company-owned consumer loans:
Balance at beginning of period		$45,982	$11,107	$28,614	$85,703
Consumer loan loss provision		130,624	41,612	80,206	252,442
Charge-offs		(172,504)	(35,490)	(86,237)	(294,231)
Recoveries		30,727	4,705	10,610	46,042
Balance at end of period		$34,829	$21,934	$33,193	$89,956

Liability for third-party lender-owned consumer loans:
Balance at beginning of period		$2,934	$-	$564	$3,498
(Decrease) increase in liability		(721)	-	53	(668)
Balance at end of period	-1	$2,213	$-	$617	$2,830

		NIne Months Ended September 30, 2012
		Short-term Loans	Line of Credit Accounts	Installment Loans	Total

Allowance for losses for Company-owned consumer loans:
Balance at beginning of period		$46,406	$3,723	$12,943	$63,072
Consumer loan loss provision		146,156	18,259	54,289	218,704
Charge-offs		(178,095)	(16,572)	(44,178)	(238,845)
Recoveries		29,385	2,753	4,177	36,315
Balance at end of period		$43,852	$8,163	$27,231	$79,246

Liability for third-party lender-owned consumer loans:
Balance at beginning of period		$2,617	$-	$445	$3,062
Increase (decrease) in liability		418	-	(43)	375
Balance at end of period		$3,035	$-	$402	$3,437

Guarantees of Consumer Loans

In connection with its CSO programs, the Company guarantees consumer loan payment obligations to unrelated third-party lenders and is required to purchase any defaulted loans it has guaranteed. The guarantee represents an obligation to purchase specific loans that go into default. Short-term loans that are guaranteed generally have terms of less than 90 days. Secured auto equity loans, which are included in the Company's installment loan portfolio, that are guaranteed typically have an average term of less than 24 months, with available terms of up to 42 months. As of September 30, 2013 and 2012 and December 31, 2012, the amount of consumer loans guaranteed by the Company was $50.1 million, $55.3 million and $64.7 million, respectively, representing amounts due under consumer loans originated by third-party lenders under the CSO programs. The estimated fair value of the liability for estimated losses on consumer loans guaranteed by the Company of $2.8 million, $3.4 million and $3.5 million, as of September 30, 2013 and 2012 and December 31, 2012, respectively, is included in “Accounts payable and accrued expenses” in the accompanying consolidated balance sheets.

6. Consumer Loans, Credit Quality Information on Consumer Loans and Allowances and Liability for Estimated Losses on Consumer Loans

Consumer loan fee revenue generated from the Company's consumer loans for the years ended December 31, 2012 and 2011 was as follows (dollars in thousands):

		Year Ended December 31,
		2012	2011	2010

	Interest and fees on short-term loans	$569,765	$510,881	$445,220
	Interest and fees on line of credit accounts	73,572	30,590	33,655	(a)
	Interest and fees on installment loans	138,183	57,175	12,077
	Total consumer loan revenue	$781,520	$598,646	$490,952
(a)a a a	Includes MLOC receivables, which are participation interests in receivables acquired from a third-party lender in connection with the MLOC services the Company offered. The Company stopped providing MLOC services on behalf of a third-party lender in October 2010 when the lender discontinued offering MLOC advances.

The components of Company-owned consumer loan portfolio receivables at December 31, 2012 and 2011 was as follows (dollars in thousands):

	As of December 31, 2012
	Short-term Loans	Line of Credit Accounts	Installment Loans	Total
Current loans	$146,732	$36,603	$117,641	$300,976
Delinquent loans	52,565	6,097	15,483	74,145
Total consumer loans, gross	199,297	42,700	133,124	375,121
Less: Allowance for losses	(45,982)	(11,107)	(28,614)	(85,703)
Consumer loans, net	$153,315	$31,593	$104,510	$289,418

	As of December 31, 2011
	Short-term Loans	Line of Credit Accounts	Installment Loans	Total
Current loans	$137,672	$19,384	$59,146	$216,202
Delinquent loans	56,884	2,264	10,500	69,648
Total consumer loans, gross	194,556	21,648	69,646	285,850
Less: Allowance for losses	(46,406)	(3,723)	(12,943)	(63,072)
Consumer loans, net	$148,150	$17,925	$56,703	$222,778

The amount of loans on non-accrual status at December 31, 2012 and 2011 was $62.0 million and $58.3 million, respectively.

Changes in the allowance for losses for the Company-owned loans and the liability for estimated losses on the Company's guarantees of third-party lender-owned loans for the years ended December 31, 2012, 2011 and 2010 were as follows (dollars in thousands):

	Year Ended December 31, 2012
	Short-term Loans	Line of Credit Accounts	Installment Loans	Total

Allowance for losses for Company-owned consumer loans:
Balance at beginning of period	$46,406	$3,723	$12,943	$63,072
Consumer loan loss provision	202,008	34,793	79,057	315,858
Charge-offs	(241,641)	(31,399)	(69,438)	(342,478)
Recoveries	39,209	3,990	6,052	49,251
Balance at end of period	$45,982	$11,107	$28,614	$85,703

Liability for third-party lender-owned consumer loans:
Balance at beginning of period	$2,617	$-	$445	$3,062
Increase in liability	317	-	119	436
Balance at end of period	$2,934	$-	$564	$3,498

	Year Ended December 31, 2011
	Short-term Loans	Line of Credit Accounts	Installment Loans	Total

Allowance for losses for Company-owned consumer loans:
Balance at beginning of period	$32,942	$3,023	$2,988	$38,953
Consumer loan loss provision	180,791	7,825	36,848	225,464
Charge-offs	(196,643)	(7,877)	(28,201)	(232,721)
Recoveries	29,316	752	1,308	31,376
Balance at end of period	$46,406	$3,723	$12,943	$63,072

Liability for third-party lender-owned consumer loans:
Balance at beginning of period	$2,610	$-	$228	$2,838
Increase in liability	7	-	217	224
Balance at end of period	$2,617	$-	$445	$3,062

	Year Ended December 31, 2010
	Short-term Loans	Line of Credit Accounts(a)	Installment Loans	Total

Allowance for losses for Company-owned consumer loans:
Balance at beginning of period	$25,194	$1,636	$520	$27,350
Consumer loan loss provision	161,155	14,787	6,558	182,500
Charge-offs	(178,774)	(14,462)	(4,375)	(197,611)
Recoveries	25,367	1,062	285	26,714
Balance at end of period	$32,942	$3,023	$2,988	$38,953

Liability for third-party lender-owned consumer loans:
Balance at beginning of period	$2,944	$-	$-	$2,944
(Decrease) increase in liability	(334)	-	228	(106)
Balance at end of period	$2,610	$-	$228	$2,838

Includes MLOC receivables. The Company stopped providing MLOC services in the United States on behalf of a third-party lender in October 2010 when the lender discontinued offering MLOC advances.

In connection with its CSO programs, the Company guarantees consumer loan payment obligations to unrelated third-party lenders and is required to purchase defaulted loans. The guarantee represents an obligation to purchase specific loans that go into default. Short-term loans that are guaranteed generally have terms of less than 90 days. Secured auto equity loans that are guaranteed generally have terms up to 42 months. As of December 31, 2012 and 2011, the amount of consumer loans guaranteed by the Company was $64.7 million and $59.4 million, respectively, representing amounts due under consumer loans originated by third-party lenders under the CSO programs. The estimated fair value of the liability for estimated losses on consumer loans guaranteed by the Company of $3.5 million and $3.1 million as of December 31, 2012 and 2011, respectively, is included in “Accounts payable and accrued expenses” in the accompanying consolidated balance sheets.